Net Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
NET EARNINGS PER SHARE

NOTE 17 — NET EARNINGS PER SHARE

Net earnings per share of common interest Series B membership units is computed using the weighted average number of shares of Series B membership units outstanding. Basic earnings per share excludes dilution and is computed by dividing net income by the weighted average number of units of Series B units outstanding for the period. Unvested Series A membership units are the only potential dilutive share equivalents the Company had outstanding for the periods presented.

Weighted-average membership units outstanding

Series B (Preferential rights) – Earnings per unit	June 30, 2021	June 30, 2020
Net loss attributable to the Company	$(10,429,495)	$(1,216,798)
Common interests (number of units)	34,965,001	10,345,002

Earning per unit	$(0.30)	$(0.12)

The dilution from unvested Series A membership unit is also based on the treasury stock method. Proceeds equal to the unearned compensation related to the units are assumed to be used to repurchase shares on the open market at the average market price for the period. Since the Company is not a public traded company on the market yet, the 5,750 nonvested Series A units outstanding as of June 30, 2021 were excluded from potential dilutive shares by the application of the treasury stock method.

NOTE 17 — NET EARNINGS PER SHARE DATA

Net earnings per share of common interest Series B membership unit is computed using the weighted average number of shares of Series B membership units outstanding. Basic earnings per share excludes dilution and is computed by dividing net income by the weighted average number of units of Series B units outstanding for the period. Unvested Series A membership units are the only potential dilutive share equivalents the Company had outstanding for the periods presented

Weighted-average membership units outstanding

Series B (Preferential rights) – Earnings per unit	December 31, 2020	December 31, 2019	December 31, 2018
Net income (loss) attributable to the Company	$(2,472,572)	$(1,563,330)	$(120,002)
Common interests (number of units)	18,735,000	1,295,000	120,002
Earning per unit	$(0.13)	$(1.21)	$(1.00)

The dilution from unvested Series A membership unit is also based on the treasury stock method. Proceeds equal to the unearned compensation and windfall tax benefits recognized, minus tax shortfalls recognized, related to the units are assumed to be used to repurchase shares on the open market at the average market price for the period. Since the Company is not a public traded company on the market yet, the unearned compensation for the unvested Series A units was zero, therefore the 4,500 unvested Series A units outstanding as of December 31, 2020 were excluded from potential dilutive shares by the application of unearned compensation in the treasury stock method.